Revenues (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Cord Blood Processing Fees [Member] USD ($)	Mar. 31, 2013 Cord Blood Processing Fees [Member] CNY	Mar. 31, 2012 Cord Blood Processing Fees [Member] CNY	Mar. 31, 2011 Cord Blood Processing Fees [Member] CNY	Mar. 31, 2013 Cord Blood Storage Fees [Member] USD ($)	Mar. 31, 2013 Cord Blood Storage Fees [Member] CNY	Mar. 31, 2012 Cord Blood Storage Fees [Member] CNY	Mar. 31, 2011 Cord Blood Storage Fees [Member] CNY	Mar. 31, 2013 Fees Derived from the Provision of Donated Cord Blood for Transplantation and Research and Others [Member] USD ($)	Mar. 31, 2013 Fees Derived from the Provision of Donated Cord Blood for Transplantation and Research and Others [Member] CNY	Mar. 31, 2012 Fees Derived from the Provision of Donated Cord Blood for Transplantation and Research and Others [Member] CNY	Mar. 31, 2011 Fees Derived from the Provision of Donated Cord Blood for Transplantation and Research and Others [Member] CNY
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 84,711	526,123	380,490	339,532	$ 63,541	394,641	279,481	266,554	$ 20,844	129,455	98,967	70,905	$ 326	2,027	2,042	2,073